Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements

These unaudited interim condensed consolidated financial statements are presented in thousands of US dollars (the Company’s presentation currency).

Entity	Functional Currency
Brera Holdings PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l.	Euro (“EUR”)
Tiverija Brera AD Strumica	Macedonian Denar
SS Juve Stabia SpA	Euro (“EUR”)
Solmate USA Inc.	United States dollar (“US$”)

Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist mainly of yearly registration fees to professional leagues, legal and professional deposits, and loans receivables. Details are as follows:

	(Unaudited) June 30,	December 31,
	2026	2025
Prepaid insurance	$651	$7
Deposits and prepayments	854	1,016
Loan receivable	91	110
Inventory asset	18	19
Prepaid Taxes	-	9
Total	$1,614	$1,161

Schedule of Company’s Current Credit Risk-Grading Framework

The Company’s current credit risk-grading framework comprises the following categories:

Category	Description	Basis of recognizing Expected Credit Loss (“ECL”)
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL

Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL - not credit impaired

In default	There is evidence indicating the asset is credit impaired.	Lifetime ECL - credit impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Categories of the Majority of our Revenue

Our revenue has been disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The categories of the majority of our revenue during the six months ended June 30, 2026 and 2025 are as follows:

	(Unaudited)
	June 30, 2026	June 30, 2025
Digital asset treasury	$3,091	$-
Legacy sports portfolio	19	302
Total	$3,110	$302

Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis

Player contracts, broadcasting rights, brands, and customer relationships were acquired as part of a business combination. They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:

Player contracts	2 years (FKAP)
Brands	Indefinite
Broadcasting rights	5 years (FKAP)